CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE (LOSS) INCOME (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	$ (18,665)	¥ (128,331,000)	¥ (142,721,000)	¥ (256,007,000)
Research and development expenses	(9,950)	(68,412,000)	(81,748,000)	(104,018,000)
Impairment of long-term investments		0
Operating loss	(748)	(5,144,000)	(277,937,000)	(922,591,000)
Interest income	52	354,000	1,430,000	4,669,000
Other income	1,212	8,331,000	(5,303,000)	5,336,000
Foreign exchange gain/(loss)	611	4,200,000	(11,043,000)	14,209,000
Loss before income taxes	(3,752)	(25,802,000)	(311,518,000)	(910,024,000)
Income tax expense	(2)	(11,000)	(59,648,000)	(4,229,000)
Net loss	(3,754)	(25,813,000)	(371,166,000)	(914,253,000)
Foreign currency translation	(151)	(1,037,000)	2,748,000	(293,000)
Unrealized gain/(loss) from available-for-sale investments			(4,195,000)	659,000
Amounts reclassified from accumulated other comprehensive income			3,290,000	(3,552,000)
Total other comprehensive (loss)/income, net of tax	(151)	(1,037,000)	1,843,000	(3,186,000)
Comprehensive loss	(3,905)	(26,850,000)	(369,323,000)	(917,439,000)
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	(1,244)	(8,551,000)	(10,986,000)	(21,314,000)
Research and development expenses	0	0	0	0
Impairment of long-term investments			(3,290,000)	(12,240,000)
Operating loss	(1,244)	(8,551,000)	(14,276,000)	(33,554,000)
Interest income	1	5,000		18,000
Other income	3,151	21,662,000	14,384,000	6,593,000
Foreign exchange gain/(loss)	611	4,200,000	(11,043,000)	14,209,000
Share of losses from subsidiaries and consolidated VIEs	(6,070)	(41,734,000)	(358,226,000)	(900,743,000)
Loss before income taxes	(3,551)	(24,418,000)	(369,161,000)	(913,477,000)
Net loss	(3,551)	(24,418,000)	(369,161,000)	(913,477,000)
Foreign currency translation	(151)	(1,037,000)	2,748,000	(293,000)
Unrealized gain/(loss) from available-for-sale investments			(4,195,000)	659,000
Amounts reclassified from accumulated other comprehensive income			3,290,000	(3,552,000)
Total other comprehensive (loss)/income, net of tax	(151)	(1,037,000)	1,843,000	(3,186,000)
Comprehensive loss	$ (3,702)	¥ (25,455,000)	¥ (367,318,000)	¥ (916,663,000)